SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 99.6%
	Alabama — 0.7%
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2020 - 6/1/2022	$ 16,025,000	$ 17,166,853
	Series B, 5.00% due 6/1/2023	735,000	837,386
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2020 - 5/1/2022	3,230,000	3,379,036
	East Alabama Health Care Authority GO, Series A, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,194,922
	Lower Alabama Gas District, 5.00% due 9/1/2029	3,625,000	4,445,374
	Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	3,375,000	3,384,686
	UAB Medicine Finance Authority (University Hospital),
	Series B,
[a]	5.00% due 9/1/2025	1,670,000	1,998,606
	5.00% due 9/1/2026 - 9/1/2027	7,245,000	8,833,563
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,789,262
	Alaska — 0.4%
	Alaska Energy Authority (Bradley Lake Hydroelectric Project; Insured: AGM), 6.00% due 7/1/2020	1,790,000	1,870,890
	City of Valdez (BP Pipelines (Alaska), Inc. Project),
	5.00% due 1/1/2021	12,000,000	12,621,360
	Series B, 5.00% due 1/1/2021	6,485,000	6,820,793
	Arizona — 2.2%
[b]	Arizona (Banner Health Obligated Group; LOC Bank of America N.A.) HFA, Series C, 1.95% due 1/1/2046 (put 7/1/2019)	13,285,000	13,285,000
	Arizona (Dignity Health) HFA, 5.00% due 7/1/2019 - 7/1/2020	2,655,000	2,658,535
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,100,000	3,538,222
	Arizona Board of Regents (Arizona State University) COP,
	Series A, 5.00% due 9/1/2019 - 9/1/2023	18,235,000	19,982,926
	Series C, 5.00% due 6/1/2022	6,080,000	6,705,267
	Arizona Board of Regents (Northern Arizona University Projects) COP,
	3.00% due 9/1/2019	2,525,000	2,531,464
	5.00% due 9/1/2020 - 9/1/2023	6,825,000	7,473,257
	Arizona Board of Regents (University of Arizona) COP, 5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,989,816
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2020 - 8/1/2024	1,925,000	2,159,970
	Arizona Transportation Board, Series A, 5.00% due 7/1/2019 - 7/1/2022	15,975,000	16,887,459
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	10,046,835
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,363,338
[c]	Maricopa County Industrial Development Authority (Banner Health Obligated Group), Series B, 2.28% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	8,000,000	8,000,000
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	Series A,
	3.00% due 7/1/2021 - 7/1/2022	2,525,000	2,630,881
	5.00% due 7/1/2020 - 7/1/2022	1,400,000	1,501,558
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2019 - 12/1/2022	4,760,000	5,080,425
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2019 - 8/1/2025	6,190,000	6,901,819
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,508,890
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2028	7,000,000	8,738,430
	State of Arizona Department of Administration (State Lottery; Insured: AGM), Series A, 5.00% due 7/1/2020	8,705,000	9,025,779
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), 3.00% due 11/1/2023	615,000	654,698
	City of Fort Smith (Water and Sewer System Construction; Insured: AGM), 4.00% due 10/1/2019	1,670,000	1,680,354
	California — 5.8%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	7,072,366
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,086,102
	Brentwood Infrastructure Financing Authority (Redevelopment Agency of the City of Brentwood; Insured: AGM), 5.25% due 11/1/2019	725,000	734,788
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	969,250
	California (Community Developmental Disabilities Program; Insured: California Mtg Insurance) HFFA, 5.75% due 2/1/2020 - 2/1/2021	3,670,000	3,841,182
	California (Dignity Health) HFFA,
	Series A,
	5.00% due 3/1/2020 - 3/1/2021	7,850,000	8,160,699
	5.25% due 3/1/2022	7,020,000	7,440,849
[d]	California (St. Joseph Health System) HFFA, Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,239,050
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2021	4,870,000	5,192,443
[c,e]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.332% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	5,000,000	5,016,300
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2020 - 4/1/2021	2,475,000	2,578,538

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	California State Public Works Board (California State University), Series A, 5.00% due 10/1/2020	$ 1,000,000	$ 1,046,880
	California State Public Works Board (Coalinga State Hospital), Series H, 5.00% due 6/1/2020 - 6/1/2022	22,240,000	24,041,108
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	10,825,000	12,123,101
	California State Public Works Board (Various Capital Projects),
	Series A, 5.00% due 10/1/2021	1,000,000	1,083,790
	Series G, 5.00% due 11/1/2020 - 11/1/2021	3,250,000	3,476,938
[e]	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	9,495,326
	Central Valley Financing Authority (Carson Ice), 5.00% due 7/1/2019	1,750,000	1,750,000
	Clovis (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2019	2,685,000	2,682,046
	Community Facilities District No. 86-1 of the Irvine (Educational Facilities; Insured: AGC) USD, 5.25% due 9/1/2019	3,000,000	3,020,520
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project),
	5.00% due 12/1/2020 - 12/1/2024	26,635,000	30,186,983
	Series C, 5.00% due 6/1/2020 - 6/1/2024	8,960,000	10,161,988
	Escondido Union High School District (Insured: Natl-Re) GO, Zero Coupon due 11/1/2020	2,655,000	2,607,821
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD COP, Series B-2, 5.50% due 12/1/2019	7,040,000	7,162,707
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	10,210,518
	Series B, 5.00% due 7/1/2023	11,950,000	13,633,038
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	26,038,278
	Los Angeles County Public Works Financing Authority (Multiple Capital Projects), Series A, 5.00% due 8/1/2019	17,935,000	17,991,675
	Needles USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	929,625
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	5,055,222
[d]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	38,233,650
	Northern California Power Agency (Hydroelectric Project) ETM, Series A, 5.00% due 7/1/2019	1,000,000	1,000,000
	Palo Alto USD GO, Zero Coupon due 8/1/2019	1,000,000	998,990
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,487,962
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,729,553
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,468,409
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re),
	Zero Coupon due 12/1/2019	2,920,000	2,901,750
[a]	Zero Coupon due 12/1/2021	1,600,000	1,538,864
	San Diego (Educational System Capital Projects; Insured: Natl-Re) USD GO, Series D-1, 5.50% due 7/1/2020	10,000,000	10,431,100
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2020 - 4/15/2022	15,000,000	16,168,660
	Santa Ana (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2019	3,425,000	3,421,130
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Zero Coupon due 9/1/2024	7,000,000	6,338,150
	State of California (Various Purposes) GO, 5.00% due 9/1/2020 - 9/1/2021	15,000,000	15,853,100
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,809,560
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	5,190,000	5,570,323
	Colorado — 1.0%
	City & County of Denver (Buell Theatre Property) COP, 5.00% due 12/1/2020 - 12/1/2023	8,610,000	9,367,387
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.),
[b]	Series A1, 1.95% due 12/1/2029 (put 7/1/2019)	5,520,000	5,520,000
[b]	Series A3, 1.95% due 12/1/2031 (put 7/1/2019)	6,620,000	6,620,000
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP,
	Series C,
	4.00% due 12/15/2019 - 12/15/2020	1,000,000	1,028,290
	5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,601,518
	Colorado (Northern Colorado Medical Center) HFA, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,554,549
	Colorado Educational & Cultural Facilities Authority (National Conference of State Legislatures), 5.00% due 6/1/2020 - 6/1/2021	1,925,000	2,015,256
	El Paso County (Judicial Complex; Insured: AGM), 5.00% due 12/1/2022 - 12/1/2028	2,500,000	3,025,728
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,061,730
	5.00% due 12/1/2023	1,330,000	1,530,019
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020 - 12/15/2024	1,950,000	2,224,923
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,823,211
	Park Creek Metropolitan District (Insured: AGC) ETM, 5.50% due 12/1/2019	1,000,000	1,017,270
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2020	3,655,000	3,777,077
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	9,060,440
	Regional Transportation District COP,
	Series A,
	5.50% due 6/1/2021	205,000	212,776
	5.50% due 6/1/2021 (pre-refunded 6/1/2020)	2,165,000	2,246,296
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	5,610,257
	Connecticut — 1.1%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series A, 5.00% due 7/1/2024 - 7/1/2025	$ 1,820,000	$ 2,134,500
	Series B, 5.00% due 10/1/2022	1,765,000	1,959,750
	State of Connecticut Series C, 5.00% due 6/15/2023 - 6/15/2027	4,825,000	5,795,928
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	35,483,395
	Series E, 5.00% due 9/1/2023	5,550,000	6,316,233
	State of Connecticut (Various Capital Projects) GO,
	5.00% due 8/15/2024	1,845,000	2,094,057
	Series B, 5.00% due 5/15/2027	5,000,000	5,987,950
[c]	Series D, 2.82% (MUNIPSA + 0.92%) due 9/15/2019	1,000,000	1,001,320
	State of Connecticut GO,
	Series C, 5.00% due 6/15/2028	1,855,000	2,305,412
	Series E, 5.00% due 9/15/2028	2,560,000	3,192,781
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	2,200,000	2,373,624
	Delaware — 0.0%
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2020 - 7/1/2022	1,940,000	2,116,069
	District of Columbia — 0.2%
	District of Columbia Series A, 5.00% due 12/1/2027	925,000	956,071
	District of Columbia (Insured: Syncora) GO, Series B, 5.25% due 6/1/2020	3,005,000	3,113,300
	District of Columbia (National Public Radio), Series A, 5.00% due 4/1/2020	1,890,000	1,940,066
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2020 - 7/1/2028	6,705,000	7,850,203
	Florida — 6.1%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,317,438
	Broward County (Airport, Marina & Port Improvements),
	Series Q-1,
	4.00% due 10/1/2020	1,660,000	1,715,876
	5.00% due 10/1/2019 - 10/1/2020	3,000,000	3,101,130
	Broward County (Port Facilities), Series A, 5.50% due 9/1/2019	2,800,000	2,818,844
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2021 - 7/1/2025	22,580,000	25,846,826
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,000,000	10,615,930
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,620,797
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,738,397
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,570,330
	City of Jacksonville, Series C, 5.00% due 10/1/2023	1,105,000	1,259,424
	City of Lakeland (Energy System; Insured: AGM), 5.00% due 10/1/2019 - 10/1/2020	6,695,000	6,818,029
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2019 - 11/15/2026	7,580,000	8,054,627
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,315,979
	City of North Miami Beach (North Miami Beach Water Project), 5.00% due 8/1/2019 - 8/1/2021	3,430,000	3,540,140
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,530,000	4,202,760
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2020	1,190,000	1,220,809
	Florida Higher Educational Facilities Financing Authority (University of Tampa), Series A, 5.00% due 4/1/2022	620,000	675,298
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2020 - 7/1/2022	12,655,000	13,323,313
	Fort Myers Utility System Revenue,
	5.00% due 10/1/2023	990,000	1,067,438
	5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,559,695
	Highlands County HFA, 5.00% due 11/15/2019	2,995,000	3,035,432
	Highlands County HFA, ETM, 5.00% due 11/15/2019	5,000	5,066
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2019 - 11/1/2021	13,945,000	14,628,880
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,848,002
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2028	10,035,000	12,545,883
	Jacksonville Electric Authority (Electric System) ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,601,348
	Jacksonville Electric Authority (Electric System), Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,377,504
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,475,740
	Manatee County (County Capital Projects), 5.00% due 10/1/2021	2,775,000	2,995,918
[b]	Manatee County (Florida Power & Light Co.), 1.95% due 9/1/2024 (put 7/1/2019)	4,500,000	4,500,000
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,149,292
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,552,941
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2020 - 6/1/2024	8,330,000	9,061,760
	Miami Beach GO,
	4.00% due 9/1/2019 - 9/1/2021	3,760,000	3,830,994
	5.00% due 9/1/2020 - 9/1/2022	4,720,000	4,957,803
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,952,775
	Miami-Dade County (Professional Sports Franchise Facilities; Insured: AGC), Series C, Zero Coupon due 10/1/2019	2,170,000	2,162,362

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	$ 10,215,000	$ 12,048,725
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,618,640
	Miami-Dade County Expressway Authority (Toll System; Insured: AGM), 5.00% due 7/1/2019	7,530,000	7,530,000
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,641,455
[d]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,928,445
	Series C, 5.00% due 5/1/2025	15,000,000	17,730,450
	Orange County (Orlando Health, Inc.) HFA,
	5.25% due 10/1/2019	6,050,000	6,108,624
	5.375% due 10/1/2023	4,150,000	4,191,500
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA ETM, 6.25% due 10/1/2021	1,190,000	1,261,222
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2019 - 8/1/2025	10,795,000	11,918,443
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2020	600,000	627,798
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,370,000	11,968,531
	Series C,
	4.00% due 8/1/2019 - 8/1/2021	4,775,000	4,986,661
	5.00% due 8/1/2020 - 8/1/2022	2,750,000	2,974,448
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,710,055
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,582,420
	Polk County (Water and Wastewater Utility Systems; Insured: AGM),
	3.00% due 10/1/2021	3,125,000	3,224,062
	4.00% due 10/1/2020	3,100,000	3,204,749
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, 5.00% due 6/1/2023	1,940,000	2,208,651
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2021 - 6/1/2025	4,210,000	4,900,029
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2021 - 10/1/2023	2,575,000	2,847,369
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2019 - 10/1/2022	7,030,000	7,497,482
	South Lake County Hospital District, 5.00% due 10/1/2025	4,140,000	4,249,669
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2021 - 9/1/2024	7,275,000	8,128,155
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), 5.00% due 9/1/2021	5,000,000	5,373,600
	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	3,000,000	3,027,450
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	2,028,543
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.; Insured: AGM) ETM, 5.00% due 10/15/2019	2,350,000	2,374,698
	Volusia County School Board (University High School, River Springs Middle School) COP, 5.00% due 8/1/2024	1,000,000	1,165,340
	Georgia — 1.4%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 4.00% due 6/15/2020	395,000	405,254
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2024	1,790,000	2,022,805
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,448,491
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	3,024,737
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2020 - 12/1/2024	4,290,000	4,786,460
	City of Atlanta (BeltLine Project), Series A, 5.00% due 1/1/2020 - 1/1/2021	585,000	595,071
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport),
	Series B, 5.00% due 1/1/2020 - 1/1/2021	13,000,000	13,240,240
	Series C,
	5.25% due 1/1/2020	5,000,000	5,098,550
	5.50% due 1/1/2021	3,525,000	3,745,982
	City of Atlanta (Water & Wastewater System),
	5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,527,646
	Series A, 6.00% due 11/1/2019	5,650,000	5,738,083
	Fulton County Development Authority (Georgia Tech Athletic Association), 5.00% due 10/1/2022	4,550,000	5,026,112
	Fulton County Facilities Corp. (Public Purpose Project) COP, 5.00% due 11/1/2019	6,600,000	6,679,464
	Hospital Authority of Gwinnett County (Gwinnett Hospital System, Inc.; Insured: AGM), Series A, 5.00% due 7/1/2023	5,000,000	5,010,800
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2023 - 5/15/2029	12,265,000	14,594,474
[d]	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	1,300,000	1,304,277
	Guam — 0.7%
	Government of Guam (Layon Solid Waste Disposal Facility ETM, Series A, 5.50% due 12/1/2019	2,000,000	2,035,200
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2019 - 11/15/2024	18,450,000	20,137,002
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2020 - 7/1/2023	1,995,000	2,177,558
	Guam Government, Series A, 5.00% due 1/1/2025	305,000	323,657
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	5,070,000	5,748,118
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2019 - 10/1/2022	8,840,000	9,576,710
	Hawaii — 1.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	$ 1,750,000	$ 1,961,575
	City and County of Honolulu (Capital Improvements) GO,
	Series A, 5.00% due 11/1/2020	8,265,000	8,674,861
	Series B, 5.00% due 11/1/2019 - 11/1/2022	13,085,000	14,176,347
[c]	City and County of Honolulu (Rail Transit Project) GO, 2.22% (MUNIPSA + 0.32%) due 9/1/2025 - 9/1/2028 (put 9/1/2020)	17,075,000	17,071,585
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	917,064
	Series B, 5.00% due 9/1/2023	1,500,000	1,719,495
	Series C, 5.00% due 9/1/2021 - 9/1/2026	7,250,000	8,342,673
	Series D, 5.00% due 9/1/2023 - 9/1/2026	4,515,000	5,374,926
	Series E, 5.00% due 9/1/2021 - 9/1/2026	6,180,000	6,990,140
	State of Hawaii (Hawaiian Home Lands Settlement) GO ETM,
	Series DZ, 5.00% due 12/1/2019	1,545,000	1,568,175
	Series DZ-2017, 5.00% due 12/1/2019	60,000	60,913
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ, 5.00% due 12/1/2022 (pre-refunded 12/1/2021)	4,000,000	4,344,900
	Series DZ-2017, 5.00% due 12/1/2019	1,395,000	1,416,622
	Series EA, 5.00% due 12/1/2020 - 12/1/2021	5,500,000	5,896,035
	Idaho — 0.3%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,200,000	4,839,570
[d]	Regents of the University of Idaho, 5.25% due 4/1/2041 (put 4/1/2021)	12,295,000	13,024,339
	Illinois — 6.4%
	Board of Education of the City of Chicago (Educational Facilities; Insured: BHAC) GO, Series B-1, Zero Coupon due 12/1/2020	12,000,000	11,678,160
	Board of Trustees of Southern Illinois University (Housing & Auxiliary Facilities; Insured: Natl-Re), Series A, 5.25% due 4/1/2020	1,000,000	1,022,220
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	4,141,238
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2020 - 1/1/2021	5,350,000	5,550,074
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	2,097,393
	Chicago O’Hare International Airport (Capital Development Programs), Series B, 5.00% due 1/1/2022 (pre-refunded 1/1/2021)	5,835,000	6,157,675
	Chicago Park District Series B 5.00% due 1/1/2020	3,185,000	3,234,431
	Chicago Park District (Capital Improvement Plan) GO,
	4.00% due 1/1/2020	815,000	823,631
	Series A, 5.00% due 1/1/2024 - 1/1/2025	1,915,000	2,150,502
	Series B,
	4.00% due 1/1/2020	2,730,000	2,758,911
	5.00% due 1/1/2021 - 1/1/2024	7,270,000	7,809,226
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,590,498
	Series D, 5.00% due 1/1/2020 - 1/1/2024	3,965,000	4,340,349
	Chicago Park District GO,
	Series D 5.00% due 1/1/2021	1,790,000	1,870,067
	Series D, 5.00% due 1/1/2024	1,060,000	1,186,119
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,598,535
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	24,897,668
	City of Chicago (Project Fund), Series A, 5.00% due 1/1/2024 - 1/1/2027 (pre-refunded 1/1/2020)	17,850,000	18,171,835
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2021 - 1/1/2023	2,410,000	2,527,764
	City of Chicago (Wastewater Transmission System), Series C-REMK-10/, 5.00% due 1/1/2020 - 1/1/2025	17,750,000	19,807,580
	City of Chicago (Wastewater Transmission System; Insured: BHAC), Series A, 5.50% due 1/1/2020	1,400,000	1,404,522
	City of Chicago (Water System),
	5.00% due 11/1/2027	6,250,000	7,396,062
	Series 2017-2, 5.00% due 11/1/2020 - 11/1/2024	4,150,000	4,528,416
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,418,980
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2019 - 12/15/2021	3,425,000	3,520,744
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2019 - 12/30/2022	6,035,000	6,408,489
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	12,369,460
	Community College District No. 516 (Waubonsee Community College) GO,
	Series A,
	4.50% due 12/15/2020	1,325,000	1,384,440
	5.00% due 12/15/2021	6,175,000	6,704,321
	Community High School District No. 127 (Lake County-Grayslake Educational Facilities.; Insured: Syncora) GO, 7.375% due 2/1/2020	1,000,000	1,034,530
	Community Unit School District No. 200 (DuPage County Educational Facilities; Insured: FSA) GO, Series D, 5.25% due 10/1/2023	1,000,000	1,009,690
	Community Unit School District No. 302 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 2/1/2021	3,165,000	3,072,139
	Community Unit School District No. 428 (DeKalb County Educational Facilities) GO, Zero Coupon due 1/1/2021	6,140,000	5,888,444
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,943,313
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2020 - 12/1/2024	4,595,000	4,883,678

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[e]	5.00% due 12/1/2023	$ 3,425,000	$ 3,716,433
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,662,485
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,351,662
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,372,200
	Series C,
	4.00% due 11/15/2020 - 11/15/2022	3,925,000	4,125,037
	5.00% due 11/15/2020 - 11/15/2022	9,195,000	9,640,102
	Series D, 5.00% due 11/15/2019	3,690,000	3,737,047
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,743,852
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools GO, 3.00% due 1/15/2020	2,630,000	2,652,671
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,598,925
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020 - 11/1/2024	9,455,000	10,824,117
[b]	Illinois Development Finance Authority (SPA JPMorgan Chase Bank, N.A.), 1.95% due 5/1/2031 (put 7/1/2019)	7,085,000	7,085,000
	Illinois Finance Authority (Advocate Health Care),
	5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,576,302
[d]	Series A-1, 5.00% due 11/1/2030 (put 1/15/2020)	1,575,000	1,604,657
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[b]	Series A-1, 1.95% due 8/15/2042 (put 7/1/2019)	28,725,000	28,725,000
[b]	Series A-3, 1.95% due 8/15/2042 (put 7/1/2019)	3,130,000	3,130,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2020 - 11/15/2025	3,020,000	3,476,434
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,000,000	1,062,460
	Illinois State Toll Highway Authority,
	Series A-1, 5.00% due 1/1/2025	6,500,000	6,615,570
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,913,625
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO ETM, Zero Coupon due 12/1/2021	765,000	739,311
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	1,235,000	1,177,906
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	8,150,571
	McHenry County Conservation District GO, 5.00% due 2/1/2021 - 2/1/2025	4,325,000	4,816,499
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series B, 5.00% due 12/15/2020	4,000,000	4,170,360
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond), GO, Series E, 5.00% due 12/1/2025	1,000,000	1,196,950
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,203,890
	State of Illinois (State Facilities Improvements) GO, 5.00% due 7/1/2021	1,735,000	1,839,221
	State of Illinois GO, Series A, 5.00% due 12/1/2021	4,500,000	4,824,180
	State of Illinois, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	23,118,800
	Town of Cicero Cook County (Cicero and Laramie Development Areas; Insured: AGM) GO, Series A, 5.00% due 1/1/2020 - 1/1/2021	2,700,000	2,780,432
	University of Illinois Board of Trustees (Insured: AGM) COP, Series B, 5.00% due 10/1/2019	955,000	957,502
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	673,556
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	24,107,538
	Indiana — 1.8%
	Avon Community School Building Corp.,
	4.00% due 7/15/2019	1,000,000	1,000,930
	5.00% due 7/15/2021 - 7/15/2027	6,730,000	7,713,412
	Board of Trustees for the Vincennes University, Series J, 5.00% due 6/1/2020	1,000,000	1,033,680
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	4,915,000	5,313,425
	City of Carmel Redevelopment District (CFP Energy Center, LLC Installment Purchase Agreement) COP, Series C, 5.75% due 7/15/2022 (pre-refunded 1/15/2021)	1,610,000	1,681,178
[d]	City of Whiting, 1.85% due 6/1/2044 (put 10/1/2019)	1,145,000	1,145,882
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 2/1/2020 - 8/1/2021	12,480,000	12,201,742
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,552,212
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	1,300,000	1,385,449
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2020 - 5/1/2022	4,340,000	4,627,081
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,272,435
[b]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group;LOC Barclyas Bank Plc), 1.97% due 11/1/2037 (put 7/1/2019)	8,600,000	8,600,000
	Indiana Finance Authority (Indiana University Health System),
	Series N,
	5.00% due 3/1/2020 - 3/1/2021	14,880,000	15,579,793
	5.00% due 3/1/2022 (pre-refunded 3/1/2021)	3,240,000	3,433,331
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[c,f]	Series L, 1.00% (MUNIPSA + 0.55%) due 12/1/2046 (put 5/4/2021)	5,200,000	5,201,456
[c,f]	Series M, 1.00% (MUNIPSA + 0.55%) due 12/1/2046 (put 5/4/2021)	6,000,000	6,001,680
	Indiana Finance Authority (Marian University Health Sciences), 5.00% due 9/15/2019 - 9/15/2021	5,815,000	6,061,928
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,245,549

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	$ 4,235,000	$ 5,219,425
[b]	Indiana St Finance Authority Revenue, 1.95% due 2/1/2037 (put 7/1/2019)	1,350,000	1,350,000
	Knox Middle School Building Corp. (Insured: Natl-Re) (State Aid Withholding), Zero Coupon due 1/15/2020	1,295,000	1,280,302
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2020 - 1/15/2022	4,050,000	4,208,609
	5.00% due 7/15/2019 - 7/15/2022	5,100,000	5,337,144
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding),
	4.00% due 7/10/2019	1,000,000	1,000,570
	5.00% due 7/10/2020 - 7/10/2021	3,090,000	3,236,857
	Zionsville Community Schools Building Corp. (Insured: AGM) (State Aid Withholding), 5.00% due 7/15/2019	560,000	560,700
	Iowa — 0.3%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2020 - 6/1/2022	10,255,000	10,508,410
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,802,766
	Kansas — 1.0%
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2020 - 4/1/2025	39,450,000	43,217,213
	Kansas (New Jobs Training; Insured: BAM) DFA, Series K, 5.00% due 12/1/2020	1,500,000	1,522,440
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024 - 9/1/2027	6,120,000	7,279,464
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	4,052,046
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,912,950
	Kentucky — 2.2%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA,
	Series B,
	Zero Coupon due 10/1/2019 - 10/1/2023	12,080,000	11,528,706
[e]	Zero Coupon due 10/1/2020	9,600,000	9,356,448
[d]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	77,500,000	85,392,600
	Lexington-Fayette Urban County Government Public Facilities Corp. (Eastern State Hospital), Series A, 5.00% due 6/1/2022	6,165,000	6,555,429
[d]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	6,500,000	6,537,895
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2024 - 10/1/2026	4,000,000	4,802,350
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,697,526
	Louisiana — 2.5%
	City of Bossier (Public Improvements; Insured: AGM), Series ST-2010, 4.50% due 12/1/2021	2,240,000	2,397,584
	City of Lafayette (Utilities System Improvements), 5.00% due 11/1/2019	1,000,000	1,011,870
	City of New Orleans (Public Improvements) GO,
	4.00% due 12/1/2019	750,000	757,695
	5.00% due 12/1/2020 - 12/1/2021	2,515,000	2,676,825
	City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2019 - 12/1/2021	12,030,000	12,696,799
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2020 - 12/1/2024	31,150,000	34,284,890
	East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,486,918
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2020 - 7/15/2023	3,780,000	4,072,595
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,953,640
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2020 - 1/1/2023	4,240,000	4,519,381
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Bossier Parish Community College - Campus Facilities, Inc. Project),
	4.00% due 12/1/2019	1,310,000	1,323,991
	5.00% due 12/1/2020	1,200,000	1,259,220
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	19,015,000	22,378,837
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Town of Vinton Public Power Authority; Insured: AGM) ETM, 4.50% due 10/1/2019	1,000,000	1,007,850
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,879,799
	Louisiana State Office Facilities Corp. (State Capitol), Series A, 5.00% due 5/1/2021	4,595,000	4,728,301
	New Orleans Regional Transit Authority (Streetcar Rail Lines; Insured: AGM), 5.00% due 12/1/2019 - 12/1/2022	3,110,000	3,228,999
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2022 - 1/1/2023	930,000	1,027,398
	Parish of Orleans School District (Insured: AGM) GO, 5.00% due 9/1/2020	3,840,000	4,003,085
	Parish of Plaquemines Law Enforcement District GO,
	5.00% due 9/1/2019	515,000	517,781
	5.00% due 9/1/2021 (pre-refunded 9/1/2019)	1,115,000	1,121,712
[d]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	16,395,000	17,285,084
	Parish of Terrebonne Hospital Service District No. 1 (Terrebonne General Medical Center),
	5.00% due 4/1/2021	1,485,000	1,522,318
	5.00% due 4/1/2021 (pre-refunded 4/1/2020)	835,000	857,562
	Shreveport Water & Sewer Revenue Series C 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,865,208
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	11,175,000	12,004,967
	Maine — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2020 - 10/1/2023	$ 5,180,000	$ 5,693,362
	Maryland — 0.6%
	County of Howard GO, Series A, 5.00% due 8/15/2019	4,670,000	4,690,828
	Maryland Economic Development Corp. (Public Health Laboratory),
	4.00% due 6/1/2022	8,245,000	8,663,434
	5.00% due 6/1/2021	8,725,000	9,341,770
	Prince County George’s GO, 5.00% due 9/15/2026	6,110,000	7,575,728
	State of Maryland GO, Series B 5.00% due 8/1/2024	6,955,000	8,194,242
	Massachusetts — 1.0%
	Berkshire Wind Power Cooperative Corp.,
	Series 1,
	5.00% due 7/1/2019	2,765,000	2,765,000
	5.00% due 7/1/2020 (pre-refunded 1/1/2020)	2,965,000	3,019,941
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	11,026,716
	Massachusetts Development Finance Agency (CareGroup Healthcare System),
	Series H-1, 5.00% due 7/1/2020	5,000,000	5,174,100
	Series I, 5.00% due 7/1/2023 - 7/1/2026	11,020,000	12,958,859
	Massachusetts Development Finance Agency (CareGroup Obligated Group), Series I, 5.00% due 7/1/2027	450,000	535,041
	Massachusetts Development Finance Agency (Mount Auburn Hospital Health Records System), Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,415,000	17,697,491
[b]	Massachusetts Development Finance Agency (Partners Healthcare System, Inc.; LOC U.S. Bank N.A.), 1.92% due 7/1/2048 (put 7/1/2019)	750,000	750,000
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.25% due 10/1/2023	595,000	678,187
	Massachusetts Educational Financing Authority, Series I, 5.75% due 1/1/2020	7,500,000	7,661,850
	Michigan — 2.5%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,163,149
	Byron Center Michigan Public Schools (Insured: AGM/Q-SBLF) GO, 4.00% due 5/1/2020	1,000,000	1,022,390
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	665,124
	County of Livingston (Howell Public Schools; Insured: Q-SBLF) GO, 4.00% due 5/1/2020 - 5/1/2021	2,000,000	2,066,580
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital; Insured: AGM),
	5.00% due 5/15/2020 - 5/15/2021	2,785,000	2,864,651
	5.00% due 5/15/2021 (pre-refunded 5/15/2020)	1,300,000	1,340,287
	Livonia Public Schools School District (School Building & Site) GO,
	Series I,
	4.00% due 5/1/2020	800,000	817,368
	5.00% due 5/1/2021	900,000	959,013
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,266,960
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,786,418
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,210,520
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,249,470
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,511,960
	Michigan Finance Authority (Ypsilanti Community Schools),
	5.00% due 8/1/2019 - 8/1/2021	3,665,000	3,799,488
[a]	5.00% due 8/1/2022	1,375,000	1,511,043
	Michigan Municipal Bond Authority (Clean Water Fund), 5.00% due 10/1/2020	35,000	35,098
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	4,305,000	5,073,884
[d]	Michigan State Hospital Finance Authority (Ascension Health), Series F-2-REM, 1.90% due 11/15/2047 (put 4/1/2021)	2,900,000	2,919,401
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	4,115,000	4,508,682
	Plymouth-Canton Community Schools (Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2020	1,000,000	1,030,620
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2020 - 9/1/2024	6,940,000	7,653,246
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO, 4.00% due 5/1/2020 - 5/1/2023	2,080,000	2,210,210
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2020 - 5/1/2022	9,200,000	9,792,654
	Sparta Area Schools, Counties of Kent and Ottawa (School Building & Site; Insured: Q-SBLF) GO, 5.00% due 5/1/2020	1,335,000	1,375,197
	St. Johns Public Schools (Insured: Natl-Re/FGIC/Q-SBLF) GO, 5.00% due 5/1/2021	665,000	696,075
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2020 - 10/15/2023	12,715,000	14,351,339
	Warren Consolidated School District (Insured: Q-SBLF) GO, 5.00% due 5/1/2020 - 5/1/2021	2,000,000	2,091,610
	Wayne County Airport Authority (Detroit Metropolitan Airport),
	Series C,
	5.00% due 12/1/2019	12,645,000	12,836,319
	5.50% due 12/1/2020	4,395,000	4,651,448
	Series D, 5.50% due 12/1/2019 - 12/1/2020	5,715,000	5,941,428
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	17,480,000	20,752,857
	Minnesota — 0.5%
	City of St. Cloud (CentraCare Health System), Series A, 5.00% due 5/1/2020	3,310,000	3,407,976
	Le Sueur-Henderson No. 2397 (Minnesota School District Credit Enhancement Program) ISD, 3.00% due 4/1/2021	1,125,000	1,158,908

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b]	Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group;LOC JPMorgen Chase Bank, N.A.) Series B-2 1.95% due 11/15/2035 (put 7/1/2019)	$ 8,300,000	$ 8,300,000
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	380,271
[c]	Minnesota Housing Finance Agency (Residential Single Family Development), 2.45% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	6,375,000	6,372,131
	Northern Municipal Power Agency (Electric System), Series A1, 5.00% due 1/1/2020	3,500,000	3,562,930
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,449,664
	Port Authority of the City of St. Paul (Minnesota Freeman Office Building), Series 2, 5.00% due 12/1/2019 - 12/1/2020	4,675,000	4,845,956
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,129,397
	Mississippi — 0.3%
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2020 - 1/1/2023	6,500,000	6,923,570
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2020 - 1/1/2023	5,250,000	5,608,605
	Mississippi Development Bank, 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,908,530
	Missouri — 0.7%
	Cass County COP, 5.00% due 5/1/2020 - 5/1/2021	4,005,000	4,121,685
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2019 - 12/1/2021	1,500,000	1,565,140
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2021 - 4/15/2022	15,095,000	14,478,861
	Missouri Development Finance Board (City of Independence Electric System),
	Series B, 5.00% due 6/1/2020	1,000,000	1,032,470
	Series F, 4.00% due 6/1/2020 - 6/1/2022	6,885,000	7,204,325
[b]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA Northern Trust Co., N.A.) GO, Series A 1.92% due 12/1/2033 (put 7/1/2019)	2,000,000	2,000,000
	Platte County (Community & Resource Centers), 5.00% due 4/1/2021	2,440,000	2,345,914
	Southeast Missouri State University (City of Cape Girardeau Campus System Facilities), 5.00% due 4/1/2020	2,825,000	2,900,060
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2020 - 4/1/2022	6,955,000	7,316,739
	Nebraska — 1.0%
[d]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	48,000,000	53,908,800
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,987,185
	Nevada — 3.3%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2019 - 9/1/2027	6,155,000	6,700,328
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	1,855,000	1,988,356
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,822,784
	Series D, 5.00% due 6/15/2021 - 6/15/2022	47,150,000	51,330,947
	Series E, 5.00% due 6/15/2021	21,405,000	22,896,928
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	6,205,000	7,298,872
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	65,694,957
	Series B, 5.00% due 12/1/2025	20,000,000	23,958,200
	Series C, 5.00% due 6/1/2020 - 6/1/2021	9,255,000	9,750,191
	Series D, 5.00% due 6/1/2020	5,080,000	5,251,552
	Washoe County (Reno-Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2021 - 7/1/2022	4,200,000	4,504,611
	New Hampshire — 0.1%
[b]	New Hampshire Health and Education Facilities Authority Act (SPA State Street Bank and Trust Co.), Series A-1, 1.97% due 7/1/2035 (put 7/1/2019)	2,000,000	2,000,000
	New Hampshire Municipal Bond Bank, Series C, 5.25% due 8/15/2020 - 8/15/2022	3,770,000	4,152,259
	New Hampshire Turnpike System, Series B, 5.00% due 2/1/2020 - 2/1/2021	2,260,000	2,352,497
	New Jersey — 2.4%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2020 - 8/1/2021	5,455,000	5,676,872
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,581,830
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re), 5.50% due 10/1/2024	5,000,000	6,042,850
	Hudson County Improvement Authority (Hudson County Lease; Insured: AGM),
	4.75% due 10/1/2019	4,390,000	4,426,393
	5.375% due 10/1/2020	2,020,000	2,117,081
	New Jersey (New Jersey Transit Corporation) EDA, Series B, 5.00% due 11/1/2024	8,000,000	9,176,560
	New Jersey (School Facilities Construction) EDA ETM, 5.00% due 9/1/2020	365,000	380,067
	New Jersey (School Facilities Construction) EDA,
	5.00% due 9/1/2020 - 6/15/2028	8,065,000	8,979,776
	Series G, 5.75% due 9/1/2023 (pre-refunded 3/1/2021)	4,955,000	5,311,562
	Series GG, 5.75% due 9/1/2023	550,000	586,845
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series K, 5.50% due 12/15/2019	5,525,000	5,622,793
	New Jersey Health Care Facilities Financing Authority (Virtua Health Issue), 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,758,408
	New Jersey Higher Educational Assistance Authority, Series 1A, 5.25% due 12/1/2019	5,650,000	5,741,021
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,634,008

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[a,c]	3.10% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	$ 6,250,000	$ 6,293,375
	5.00% due 6/15/2020 - 6/15/2028	43,525,000	50,871,370
	Series A, 5.25% due 12/15/2022	2,000,000	2,227,040
	Series B, 5.00% due 6/15/2020 - 6/15/2021	3,570,000	3,762,025
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	4,051,403
	Passaic Valley Sewer Commissioners (Sewer System) GO, Series G, 5.75% due 12/1/2019 - 12/1/2021	10,750,000	11,461,105
	New Mexico — 1.6%
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2019	5,885,000	5,902,419
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2023	1,650,000	1,884,795
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,552,685
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series A, 4.70% due 5/1/2024	2,375,000	2,462,234
	City of Farmington (Southern California Edison Co.-Four Corners Project),
[d]	1.875% due 4/1/2029 (put 4/1/2020)	3,000,000	2,992,500
[d]	2.125% due 6/1/2040 (put 6/1/2022)	2,000,000	2,003,640
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	1,615,000	1,703,857
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2021	3,000,000	3,150,630
[b]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 1.95% due 8/1/2034 (put 7/1/2019)	15,470,000	15,470,000
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,101,899
	New Mexico Municipal Energy Acquisition Authority,
[f]	Series A 4.00% due 5/1/2020 - 11/1/2024	5,790,000	6,175,043
[d,f]	Series A, 5.00% due 11/1/2039 (put 5/1/2025)	30,600,000	35,704,080
	New Mexico State University ETM, Series B, 5.00% due 4/1/2020 - 4/1/2022	3,175,000	3,348,098
	New Mexico State University,
	Series B,
	5.00% due 4/1/2020 - 4/1/2022	2,150,000	2,248,400
[a]	5.00% due 4/1/2021	865,000	919,011
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,325,382
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,499,000
	State of New Mexico (Educational Facilities), Series A, 5.00% due 7/1/2020	4,000,000	4,148,200
	State of New Mexico Severance Tax Permanent Fund, 5.00% due 7/1/2019	2,000,000	2,000,000
	New York — 13.9%
	City of Long Beach School District (Insured: AGM) (State Aid Withholding) GO, 3.50% due 5/1/2022	1,600,000	1,630,704
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2021 - 8/1/2022	6,000,000	6,563,010
	Series G,
	5.00% due 8/1/2021 - 8/1/2023	18,520,000	20,591,170
[a]	5.00% due 8/1/2022	6,625,000	7,364,946
	Series J, 5.00% due 8/1/2021 - 8/1/2024	80,480,000	92,339,271
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	22,901,092
	City of New York GO, Series C, 5.00% due 8/1/2019	1,000,000	1,003,040
	Metropolitan Transportation Authority (Green Bond), Series A2, 5.00% due 11/15/2025 - 11/15/2027	44,520,000	54,500,736
	Metropolitan Transportation Authority,
	Series A,
	4.00% due 2/3/2020	18,000,000	18,272,340
	5.00% due 11/15/2020	2,000,000	2,105,420
	Series C 5.00% due 9/1/2021	14,500,000	15,584,890
[d]	Series C-2B, 5.00% due 11/15/2034 (put 2/15/2020)	550,000	561,473
	Series D, 5.00% due 11/15/2020 - 11/15/2021	37,280,000	39,973,757
	Monroe County Industrial Development Corp. (St. John Fisher College), Series A, 5.00% due 6/1/2022	2,000,000	2,202,660
	Nassau County (New York Institute of Technology) IDA ETM, Series A, 5.25% due 3/1/2020	1,715,000	1,759,950
	New York City Health and Hospital Corp. (Healthcare Facilities Improvements) GO, Series A, 5.00% due 2/15/2020 - 2/15/2021	12,615,000	12,905,019
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.),
[b]	Series B-4, 1.95% due 8/1/2042 (put 7/1/2019)	41,890,000	41,890,000
[b]	Series C-4, 1.95% due 11/1/2036 (put 7/1/2019)	1,800,000	1,800,000
[b]	Series E-3, 1.95% due 2/1/2045 (put 7/1/2019)	5,700,000	5,700,000
[b]	Series E-4, 1.95% due 2/1/2045 (put 7/1/2019)	600,000	600,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen),
[b]	Series 1-SUB 1D, 1.95% due 11/1/2022 (put 7/1/2019)	3,400,000	3,400,000
[b]	Series C-2, 1.95% due 8/1/2031 (put 7/1/2019)	27,060,000	27,060,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue, (SPA Barclays Bank plc), Series B-3, 1.97% due 11/1/2042 (put 7/1/2019)	36,585,000	36,585,000
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), 5.00% due 12/1/2026	2,500,000	3,102,050
[b]	New York City Water & Sewer System (LOC Citibank N.A.), Series F-SUBSER F-2, 1.96% due 6/15/2035 (put 7/1/2019)	500,000	500,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.),
[b]	1.95% due 6/15/2043 (put 7/1/2019)	$ 1,400,000	$ 1,400,000
[b]	Series A, 1.95% due 6/15/2050 (put 7/1/2019)	1,800,000	1,800,000
	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen),
[b]	1.91% due 6/15/2039 (put 7/1/2019)	37,800,000	37,800,000
[b]	1.95% due 6/15/2044 (put 7/1/2019)	71,250,000	71,250,000
	New York City Water & Sewer System,
[b]	Series B-3, 1.96% due 6/15/2045 (put 7/1/2019)	2,400,000	2,400,000
[b]	Series B-4, 1.96% due 6/15/2045 (put 7/1/2019)	2,365,000	2,365,000
[b]	New York City Water & Sewer System, (SPA Mizuho Bank, Ltd.), Series A-1, 1.97% due 6/15/2044 (put 7/1/2019)	2,600,000	2,600,000
	New York State Dormitory Authority (Metropolitan Transportation Authority Service Contract), Series A, 5.00% due 12/15/2019	60,000,000	61,017,600
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs), Series A, 5.00% due 7/1/2020	1,000,000	1,036,740
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	Series G, 5.00% due 4/1/2020 - 10/1/2022	1,750,000	1,841,551
	Series H, 5.00% due 10/1/2019 - 10/1/2021	3,335,000	3,459,622
	Series J, 5.00% due 10/1/2019 - 10/1/2020	5,420,000	5,570,144
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	152,649
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	2,027,791
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2020 - 10/1/2024	8,650,000	9,782,968
	Series F, 5.00% due 10/1/2019 - 10/1/2021	5,450,000	5,667,213
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	Series I, 5.00% due 1/1/2020 - 1/1/2022	7,500,000	7,957,345
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,548,780
	New York State Thruway Authority (Highway, Bridge, Multi-Modal and MTA Projects), Series A, 5.00% due 3/15/2024	18,300,000	19,451,070
	Suffolk County Economic Development Corp. (Catholic Health Services), 5.00% due 7/1/2020 - 7/1/2022	15,000,000	15,821,700
	Suffolk County GO, 5.00% due 7/24/2019	62,650,000	62,780,312
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	81,635,000	82,269,580
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
	5.00% due 11/15/2026	4,000,000	5,025,120
	Series A, 5.00% due 11/15/2021	5,140,000	5,606,249
	United Nations Development Corp. (One, Two and Three U.N. Plaza) ETM, Series A, 5.00% due 7/1/2019	4,000,000	4,000,000
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,123,740
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,360,000	1,606,001
	North Carolina — 2.1%
	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[b]	Series B, 1.94% due 1/15/2038 (put 7/1/2019)	1,405,000	1,405,000
[b]	Series C, 1.94% due 1/15/2037 (put 7/1/2019)	1,100,000	1,100,000
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
	Series A,
	3.00% due 1/15/2021	1,595,000	1,633,152
	4.00% due 1/15/2022	845,000	899,511
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,763,837
	City of Charlotte (Equipment Acquisition & Public Facilities) COP, Series C, 5.00% due 12/1/2020 - 12/1/2025	8,940,000	10,207,756
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,664,370
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2020 - 6/1/2022	1,255,000	1,308,544
	5.00% due 6/1/2021 - 6/1/2024	1,925,000	2,103,518
	County of Randolph,
	Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,952,302
	Series C, 5.00% due 10/1/2020 - 10/1/2023	1,400,000	1,523,052
	North Carolina Eastern Municipal Power Agency ETM,
	Series A, 5.00% due 1/1/2022	4,715,000	5,139,869
	Series B, 5.00% due 1/1/2021	5,000,000	5,272,650
	North Carolina Municipal Power Agency (Catawba Electric) ETM,
	Series A,
	4.00% due 1/1/2020	945,000	957,606
	5.00% due 1/1/2020	280,000	285,118
	North Carolina Municipal Power Agency (Catawba Electric),
	Series A,
	4.00% due 1/1/2020	605,000	612,859
	5.00% due 1/1/2020	720,000	732,910
	Series B, 4.00% due 1/1/2022	1,000,000	1,065,330

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	North Carolina Turnpike Authority 5.00% due 1/1/2024	$ 475,000	$ 538,607
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	12,655,000	15,138,137
	State of North Carolina (State Capital Projects and Correctional Facilities), Series B, 5.00% due 11/1/2019	23,635,000	23,924,292
[c]	University of North Carolina at Chapel Hill, Series A, 1.985% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	40,500,000	40,500,000
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2022	945,000	1,026,090
	North Dakota — 0.3%
	County of Mckenzie, 5.00% due 8/1/2019 - 8/1/2023	11,955,000	12,654,871
	County of McKenzie, 5.00% due 8/1/2022	1,425,000	1,569,609
	County of Ward (Insured: AGM), 4.00% due 4/1/2020	2,445,000	2,490,575
	Ohio — 3.9%
	Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	1,000,000	1,079,940
	American Municipal Power, Inc. (AMP Fremont Energy Center), 5.00% due 2/15/2020 - 2/15/2022	5,915,000	6,288,615
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	3,134,442
	City of Akron (Community Learning Centers), 5.00% due 12/1/2021	4,120,000	4,477,946
	City of Akron (Various Municipal Capital Projects) GO, Series A, 5.00% due 12/1/2019	1,685,000	1,710,764
	City of Cleveland (City Capital Projects; Insured: AMBAC) GO, 5.50% due 10/1/2019	1,260,000	1,272,953
	City of Cleveland (Cleveland Stadium) COP, 4.75% due 11/15/2020	2,000,000	2,085,800
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	3.00% due 12/1/2020 - 12/1/2021	2,980,000	3,087,040
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,391,324
	5.00% due 12/1/2024 - 12/1/2026	10,895,000	13,063,088
	City of Cleveland (Parks & Recreation Facilities),
	4.00% due 10/1/2019	520,000	523,432
	5.00% due 10/1/2020 - 10/1/2023	3,375,000	3,718,814
	City of Cleveland (Police & Fire Pension Payment), 5.00% due 5/15/2020 - 5/15/2021	2,355,000	2,456,797
	City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,525,165
	City of Cleveland (Public Facilities),
	4.00% due 10/1/2019	600,000	603,960
	5.00% due 10/1/2020 - 10/1/2023	2,570,000	2,857,844
	City of Toledo (Water System Improvements), 5.00% due 11/15/2019 - 11/15/2023	11,265,000	12,169,129
	Cleveland Package Facilities (Insured: AGM) ETM, 5.25% due 9/15/2021	965,000	1,045,076
	Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2020 - 6/1/2022	3,700,000	3,958,121
	Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2019	2,000,000	2,017,340
	Clty of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,198,411
	County of Clermont (Sanitary Sewer System), 4.00% due 8/1/2019	1,420,000	1,422,897
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2019 - 12/1/2024	29,470,000	33,103,909
	County of Hamilton, Series A, 5.00% due 12/1/2019 - 12/1/2025	7,600,000	8,423,186
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2024 - 2/15/2025	3,335,000	3,845,848
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center), 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,816,125
	Ohio State Building Authority, 5.00% due 10/1/2020	1,700,000	1,715,436
	Ohio Turnpike & Infrastructure Commission, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	18,204,372
	RiverSouth Authority (RiverSouth Area Redevelopment), 5.00% due 12/1/2019	2,500,000	2,538,550
	State of Ohio (Common Schools Capital Facilities) GO, Series D, 5.50% due 9/15/2019	4,150,000	4,185,399
	State of Ohio (Cultural and Sports Capital Facilities), Series A, 5.00% due 10/1/2020	3,845,000	4,021,832
	State of Ohio (Major New Street Infrastructure Project),
	Series 1,
	4.00% due 12/15/2019	1,000,000	1,012,280
	5.00% due 12/15/2020 - 12/15/2021	3,500,000	3,776,670
	Series 2016-1, 5.00% due 12/15/2020 - 12/15/2026	7,000,000	8,296,930
	State of Ohio GO, 5.00% due 5/1/2021 - 5/1/2028	46,260,000	53,513,488
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2019 - 12/1/2023	8,515,000	8,793,107
	Oklahoma — 0.7%
	Canadian County Educational Facilities Authority (Mustang Public Schools),
	4.00% due 9/1/2019	1,410,000	1,416,260
	4.50% due 9/1/2020 - 9/1/2021	4,980,000	5,225,262
	5.00% due 9/1/2027	1,000,000	1,214,770
	Cleveland County Educational Facilities Authority (Moore Public Schools), 5.00% due 6/1/2023	5,355,000	6,055,006
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,432,459
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023 - 7/1/2024	1,125,000	1,305,211
	Oklahoma County Finance Authority (Midwest City Public Service), 5.00% due 10/1/2022 - 10/1/2026	3,200,000	3,687,077
	Oklahoma County Finance Authority (Western Heights Public Schools), 5.00% due 9/1/2020	2,000,000	2,082,800
	Tulsa County Industrial Authority (Broken Arrow Public Schools), 4.50% due 9/1/2020 - 9/1/2021	10,360,000	10,996,370
	Tulsa County Industrial Authority, 5.00% due 9/1/2020 - 9/1/2022	4,215,000	4,538,441

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Oregon — 0.3%
	Hillsboro School District No. 1J (School Capital Improvements) GO, 5.00% due 6/15/2025 - 6/15/2027	$ 9,130,000	$ 11,247,012
	Polk County Dallas School District No. 2 (Capital Improvements) GO, Zero Coupon due 6/15/2021	1,475,000	1,431,871
	Tri-County Metropolitan Transportation District of Oregon, 5.00% due 10/1/2028	2,845,000	3,551,698
	Pennsylvania — 5.9%
	Adams County (Gettysburg College) IDA, 5.00% due 8/15/2019	1,765,000	1,772,537
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2020 - 3/1/2025	2,195,000	2,514,871
	Allegheny County Hospital Development Authority, 5.00% due 7/15/2028 - 7/15/2029	7,425,000	9,439,088
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	22,200,406
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,215,220
	Altoona Area School District (Insured: AGM) (State Aid Withholding) GO, 3.00% due 12/1/2022	1,335,000	1,398,666
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	35,038,737
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 10/1/2020 - 8/1/2025	12,200,000	13,960,331
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,527,900
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025 - 8/1/2026	25,130,000	30,399,533
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,224,927
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,045,162
	Commonwealth of Pennsylvania (Capital Facilities Projects) GO, 5.00% due 3/15/2022	12,485,000	13,706,408
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	49,450,000	57,989,142
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM), 4.00% due 12/15/2020 - 12/15/2022	1,785,000	1,905,244
[b]	Hospitals & Higher Education Facilities Authority of Philadelphia (Children’s Hospital of Philadelphia Obligated Group; SPA Wells Fargo Bank, N.A.), 1.93% due 7/1/2041 (put 7/1/2019)	500,000	500,000
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
	Series A,
	5.00% due 12/15/2023	2,680,000	3,050,349
	5.25% due 12/15/2024	4,770,000	5,462,890
	Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	13,279,015
	Luzerne County Industrial Development Authority (Insured: AGM) GO, 5.00% due 12/15/2020 - 12/15/2027	6,545,000	7,303,408
	Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2021 - 2/15/2022	3,650,000	3,901,778
	Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	3,000,000	3,292,260
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	4,140,000	5,091,200
	Northampton Borough Municipal Authority (Water System; Insured: AGM),
	3.00% due 5/15/2023	1,255,000	1,301,435
	4.00% due 5/15/2021 - 5/15/2022	1,685,000	1,788,272
	Pennsylvania Economic Development Financing Authority, Series A, 5.00% due 11/15/2026	2,310,000	2,840,099
	Pennsylvania Higher Educational Facilities Authority (Saint Joseph’s University), Series A, 5.00% due 11/1/2023	1,075,000	1,122,881
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	2,075,000	2,187,112
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,249,290
	Pennsylvania Higher Educational Facilities Authority (University of Pittsburgh Medical Center), Series E, 5.00% due 5/15/2020	5,100,000	5,258,457
[d]	Pennsylvania State University, Series B-REMK 06/01/18 1.58% due 6/1/2031 (put 6/1/2020)	12,500,000	12,506,750
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2022 - 12/1/2027	6,725,000	8,097,139
	Philadelphia Authority for Industrial Development (Mast Charter School) ETM, 5.00% due 8/1/2020	115,000	117,220
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,579,974
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2021 - 4/1/2027	7,850,000	9,001,231
	Philadelphia School District (State Aid Withholding) GO,
	Series C, 5.00% due 9/1/2019	18,410,000	18,509,966
	Series E,
	5.00% due 9/1/2019	4,210,000	4,232,860
	5.25% due 9/1/2021	2,265,000	2,359,971
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,880,158
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	8,343,661
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,737,293
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 9/15/2019	390,000	391,860
	5.00% due 9/15/2022 - 9/15/2024	4,790,000	5,376,260
	Series B,
	4.00% due 9/15/2019	395,000	396,884
	5.00% due 9/15/2023	470,000	532,378
	Series C, 4.00% due 9/15/2019 - 9/15/2021	4,270,000	4,397,108
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,835,302
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	9,297,400
	Wayne County Hospital and (Wayne Memorial Hospital; Insured: AGM) HFA, 3.00% due 7/1/2019	1,185,000	1,185,000
	Rhode Island — 1.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2019 - 10/1/2023	$ 9,210,000	$ 10,070,990
	Rhode Island Convention Center Authority (Convention Center and Parking Projects), 5.00% due 5/15/2020	5,890,000	6,063,696
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2020 - 9/15/2023	2,150,000	2,374,105
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2020 - 9/15/2025	1,320,000	1,481,172
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	5.00% due 8/1/2020 - 8/1/2022	34,725,000	37,395,821
	Series A, 5.00% due 10/1/2019	5,000,000	5,045,750
	Series B, 4.00% due 10/15/2020 - 10/15/2022	3,200,000	3,387,730
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, Series C, 5.00% due 4/1/2022	2,020,000	2,210,446
	State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,522,272
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP,
	Series A,
	5.00% due 10/1/2019 - 10/1/2023	6,200,000	6,802,563
[a]	5.00% due 10/1/2020	1,375,000	1,436,834
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2020 - 10/1/2023	10,270,000	11,246,492
	South Carolina — 0.7%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2021 - 3/1/2025	4,750,000	5,381,390
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2020 - 12/1/2024	3,550,000	4,016,641
	Charleston County (South Aviation Ave. Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,868,741
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2019 - 9/1/2025	3,250,000	3,611,023
[c]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 2.052% ( LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	17,800,000	17,778,284
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,094,280
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	6,046,486
	South Dakota — 0.1%
	South Dakota Building Authority, Series B, 5.00% due 6/1/2022 - 6/1/2024	1,500,000	1,688,305
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2021	1,670,000	1,788,687
	South Dakota Health & Educational Facilities Authority (Regional Health) ETM, 5.00% due 9/1/2020	1,000,000	1,042,470
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2021 - 11/1/2025	2,825,000	3,248,189
	Tennessee — 0.5%
	Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	6,000,000	6,093,000
	State of Tennessee GO,
	Series A, 5.00% due 8/1/2019 - 8/1/2020	5,000,000	5,089,000
	Series B, 5.00% due 8/1/2019 - 8/1/2020	4,000,000	4,086,000
	Tennessee Energy Acquisition Corp. (The Gas Project),
	Series A,
[d]	4.00% due 5/1/2048 (put 5/1/2023)	13,750,000	14,739,450
	5.25% due 9/1/2023	1,025,000	1,154,283
	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	1,190,000	1,235,351
	Texas — 14.5%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2021 - 1/1/2027	3,680,000	4,207,842
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	8,855,000	10,337,550
	Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,268,980
	City of Austin (Water and Wastewater System),
	5.00% due 11/15/2022	2,565,000	2,782,563
	5.00% due 11/15/2022 (pre-refunded 11/15/2021)	75,000	81,325
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,535,500
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	8,490,000	9,916,754
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
	5.00% due 9/1/2022	1,300,000	1,435,707
	Series A, 5.00% due 9/1/2020 - 9/1/2023	5,400,000	5,929,840
	City of Bryan (Electric System Improvements), 5.00% due 7/1/2019 - 7/1/2026	8,535,000	8,645,354
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,276,105
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2021 - 2/15/2026	22,605,000	25,917,349
	Series A, 5.00% due 2/15/2024	10,235,000	11,493,700
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2023	18,955,000	20,704,690
	City of Denton GO, 5.00% due 2/15/2020	4,195,000	4,207,082
	City of Houston (Combined Utility System),
	Series C,
[c]	2.043% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	23,525,000	23,478,891
	5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,796,161
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	20,078,272
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2020 - 9/1/2024	3,965,000	4,375,912

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of Houston (Convention & Entertainment Facilities; Insured: AGM/AMBAC), Series B, Zero Coupon due 9/1/2020	$ 3,650,000	$ 3,587,439
	City of Houston (Convention & Entertainment), 5.00% due 9/1/2025 - 9/1/2029	6,415,000	7,917,617
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2020 - 3/1/2028	62,905,000	72,685,774
	City of Laredo (Acquire & Purchase Personal Property) GO, 5.00% due 2/15/2020 - 2/15/2026	6,015,000	6,793,192
	City of Laredo (City Infrastructure Improvements) GO,
	Series A,
	4.00% due 2/15/2020	110,000	111,825
	5.00% due 2/15/2021 - 2/15/2027	2,875,000	3,391,160
	City of Laredo (Sports Venues; Insured: AGM), 5.00% due 3/15/2021 - 3/15/2024	4,400,000	4,836,617
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2020 - 2/15/2025	41,750,000	47,086,686
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,550,182
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2020 - 12/1/2021	4,620,000	4,873,834
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	8,193,990
	City of San Antonio (Electric and Gas Systems),
[d]	Series A, 2.25% due 2/1/2033 (put 12/1/2019)	4,655,000	4,667,382
[d]	Series C, 3.00% due 12/1/2045 (put 12/1/2019)	5,200,000	5,229,848
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	5,200,000	6,111,890
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,608,398
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	4,000,000	4,285,000
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2019 - 8/15/2023	1,545,000	1,631,913
	Corpus Christi Business and Job Development Corp. (Seawall Project), 5.00% due 3/1/2021	625,000	662,188
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2020 - 2/15/2027	16,485,000	18,893,404
	Dallas Independent School District GO,
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	760,000	830,733
[d]	5.00% due 2/15/2036 (put 2/15/2022)	3,155,000	3,434,754
[d]	Dallas Independent School District, 5.00% due 2/15/2036 (pre-refunded 2/15/2022)	60,000	65,666
	Grayson County (State Highway Toll System) GO,
	4.00% due 1/1/2020	2,000,000	2,026,980
	5.00% due 1/1/2022	3,000,000	3,261,720
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2019 - 10/1/2025	6,485,000	7,075,833
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	17,804,859
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	11,200,651
	Harris County (Texas Permanent Improvement) GO,
	Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	14,415,674
	Series B, 5.00% due 10/1/2019 - 10/1/2020	1,200,000	1,228,996
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,520,135
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2020 - 11/15/2027	5,825,000	6,881,635
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), Series A, 5.00% due 11/15/2019	1,000,000	1,013,200
[b]	Harris County Cultural Education Facilities Finance Corp.(Texas Medical Center; LOC JPMorgan Chase Bank, N.A.), Series A 1.95% due 9/1/2031 (put 7/1/2019)	3,025,000	3,025,000
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2022 - 11/15/2024	23,315,000	26,716,612
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	4,050,000	4,602,683
	Houston Airport System Revenue,
	Series B, 5.00% due 7/1/2019 - 7/1/2028	11,660,000	13,773,848
	Series D, 5.00% due 7/1/2027	3,355,000	4,170,097
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.) ETM, Series A, 5.875% due 5/15/2021	615,000	648,985
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF), 5.00% due 8/15/2019 - 8/15/2022	2,505,000	2,654,315
	Houston Independent School District
[d]	2.40% due 6/1/2030 (put 6/1/2021)	4,000,000	4,066,120
[d]	Series A-1B, 2.20% due 6/1/2039 (put 6/1/2020)	7,715,000	7,765,225
[d]	Houston Independent School District, GO (Insured: PSF-GTD) Series B-REM, 2.40% due 6/1/2036	1,725,000	1,753,514
	Katy (Educational Facilities Improvements; Guaranty: PSF) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,407,754
	Keller ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,962,715
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	22,636,709
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2019 - 8/1/2024	4,220,000	4,540,029
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,815,905
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	60,517
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	22,781,319
	Series D, 5.00% due 11/1/2019 - 11/1/2027	12,880,000	14,422,140
	New Caney (Guaranty: PSF) ISD GO, 5.00% due 2/15/2024	865,000	961,923
[d]	North East (Educational Facilities; Guaranty: PSF) ISD GO, 2.00% due 8/1/2044 (put 8/1/2019)	10,075,000	10,079,231

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2020 - 12/15/2026	$ 6,490,000	$ 7,532,635
[d]	Pasadena (Educational Facilities; Guaranty: PSF) ISD GO, Series B, 3.00% due 2/15/2044 (put 8/15/2019)	9,155,000	9,171,662
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,606,792
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2019 - 8/1/2026	7,050,000	7,906,645
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019 - 10/1/2021	5,390,000	5,542,507
	San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2020	915,000	955,260
	San Antonio Water System Series A 5.00% due 5/15/2020 - 5/15/2023	1,080,000	1,157,317
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.125% due 8/15/2020	585,000	594,933
	Tarrant County Cultural Education Facilities Finance Corp. 4.00% due 7/1/2019	1,000,000	1,000,000
	Tarrant Regional Water District,
	Series A,
	2.00% due 3/1/2020	800,000	803,840
	5.00% due 3/1/2021 - 3/1/2027	8,850,000	10,363,585
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,424,707
	Texas Transportation Commission (Highway Improvements) GO,
	4.00% due 8/29/2019	170,030,000	170,688,016
	5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,800,270
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,925,385
	Uptown Development Authority (Infrastructure Improvements), 5.00% due 9/1/2019	1,945,000	1,956,106
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM),
	4.00% due 1/10/2020 - 1/10/2021	965,000	988,184
	5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,421,903
	U. S. Virgin Islands — 0.0%
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2019	1,750,000	1,747,813
	Utah — 0.9%
[b]	City of Murray (IHC Health Services, Inc. Obligated Group), Series C- 1.91% due 5/15/2037 (put 7/1/2019)	700,000	700,000
[d]	County of Utah, (IHC Health Services, Inc. Obligated Group), Series B, 5.00% due 5/15/2056 (put 8/1/2022)	7,500,000	8,219,100
	Utah State Board of Regents, Series A, 5.50% due 4/1/2029	30,365,000	38,778,838
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	4,101,077
	Vermont — 0.2%
	Vermont (Vermont Public Service Corp.) EDA, 5.00% due 12/15/2020	14,250,000	14,848,500
	Virginia — 0.2%
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,500,000	5,906,285
	5.00% due 5/15/2022	5,000,000	5,509,550
	Washington — 2.7%
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2019 - 7/1/2025	8,850,000	9,452,021
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2019 - 12/1/2023	9,085,000	9,894,857
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2019 - 12/1/2022	10,035,000	10,803,840
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2019 - 12/1/2023	3,245,000	3,487,835
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2019 - 12/1/2021	3,000,000	3,105,540
	5.00% due 12/1/2022	1,700,000	1,893,681
	State of Washington (Capital Projects) GO, 5.00% due 7/1/2025	10,475,000	12,436,339
	State of Washington (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re) GO, Series F, Zero Coupon due 12/1/2019	3,030,000	3,013,274
	State of Washington (State and Local Agency Real and Personal Property Projects) (State Aid Withholding) COP, 5.00% due 7/1/2019 - 7/1/2022	10,415,000	11,079,434
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	21,599,145
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	50,385,000	62,747,330
	State of Washington GO, Series C, 5.00% due 7/1/2019	1,000,000	1,000,000
	Tacoma School District No.10 (Pierce County Capital Projects) GO, 5.00% due 12/1/2019 - 12/1/2020	4,500,000	4,661,360
	Washington Health Care Facilities Authority (Insured: AGC), 6.00% due 8/15/2039 (pre-refunded 8/15/2019)	6,340,000	6,374,553
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center) ETM,
	4.75% due 7/1/2020	1,000,000	1,034,070
	5.00% due 7/1/2019	1,050,000	1,050,000
	West Virginia — 0.5%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,342,300
[d]	West Virginia Economic Development Authority (Appalachian Power Co.), Series A, 2.625% due 12/1/2042 (put 6/1/2022)	2,500,000	2,550,400
[d]	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,120,960
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2020 - 4/1/2022	3,500,000	3,730,485
	Wisconsin — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[d]	5.00% due 8/15/2054 (put 1/25/2023)	$ 10,485,000	$ 11,759,871
[d]	5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	10,370,327
[d]	5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,832,678
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare, Inc.) ETM, 5.00% due 7/1/2019 - 7/1/2020	3,110,000	3,186,023
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
	5.00% due 11/15/2024 - 11/15/2026	3,860,000	4,655,853
[d]	5.00% due 11/15/2043 (put 6/1/2021)	10,000,000	10,655,800
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2020 - 8/15/2022	5,250,000	5,594,109
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,115,340
	WPPI Energy (Power Supply System), Series A, 5.00% due 7/1/2021	4,100,000	4,397,660
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,158,687
	Total Investments — 99.6% (Cost $5,864,337,903)		$6,032,792,986
	Other Assets Less Liabilities — 0.4%		21,552,773
	Net Assets — 100.0%		$6,054,345,759

Footnote Legend
a	Segregated as collateral for a when-issued security.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
d	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at June 30, 2019.
e	Illiquid security.
f	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Associated General Contractors
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance Co.
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
Syncora	Insured by Syncora Guarantee Inc.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 6,032,792,986	$ —	$ 6,032,792,986	$ —
Total Investments in Securities	$6,032,792,986	$—	$6,032,792,986	$—
Total Assets	$6,032,792,986	$—	$6,032,792,986	$—